CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 2:-	CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017

Denominated in U.S. dollars	315	677
Denominated in NIS	280	33
Denominated in Euro	397	177

	992	887